SUBSEQUENT EVENTS - Additional Information (Detail) $ in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 14, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Feb. 25, 2025 USD ($)	Feb. 25, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Apr. 29, 2020 USD ($)	Apr. 29, 2020 HKD ($)
Subsequent Event [Line Items]
Shares repurchased by the Company, value | $		$ 112,292	$ 169,836	$ 189,161
Treasury Shares [Member]
Subsequent Event [Line Items]
Shares repurchased by the Company, value | $		$ 112,292	$ 169,836	$ 189,161
Shares repurchased by the Company (in shares)		62,138,685	40,373,076	102,783,027
Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Subsequent Event [Line Items]
Shares repurchased by the Company (in shares)		62,138,685
Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member] | American Depository Shares [Member]
Subsequent Event [Line Items]
Shares repurchased by the Company (in shares)		20,712,895
MN1 Revolving Facility Due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity		$ 1,909,769					$ 14,850,000	$ 1,915,947	$ 14,850,000
Subsequent Event [Member] | Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Subsequent Event [Line Items]
Shares repurchased by the Company (in shares)	17,773,122
Subsequent Event [Member] | Treasury Shares [Member] | Two Thousand And Twenty Four Repurchase Program [Member] | American Depository Shares [Member]
Subsequent Event [Line Items]
Shares repurchased by the Company, value | $	$ 32,081
Shares repurchased by the Company (in shares)	5,924,374
Subsequent Event [Member] | MN1 Revolving Facility Due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity					$ 1,959,603	$ 15,237,500
Credit facility, incremental facility					$ 49,834	$ 387,500